Related Party Transactions - Transactions with Related Parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Sales and services	$ 11,800	$ 13,269	$ 17,286
Purchases and other contributions	7,801	8,049	8,999
Accounts payable	1,487	1,323
Related Party
Related Party Transaction [Line Items]
Accounts payable	8	4	6
Related Party | Sales and services
Related Party Transaction [Line Items]
Sales and services	0	0	5
Related Party | Purchases and other contributions
Related Party Transaction [Line Items]
Purchases and other contributions	$ 49	$ 29	$ 27